DERIVATIVE LIABILITIES (Details 1) - Level 3	3 Months Ended
Nov. 30, 2017 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance - August 31, 2017	$ 0
Addition of new derivative liabilities upon issuance of convertible notes as debt discounts	401,387
Addition of new derivative liabilities recognized as day one loss on derivatives from convertible notes	140,251
Addition of new derivative liabilities from reclass of warrants from additional paid in capital	2,078,065
Addition of new derivative liabilities recognized upon issuance of warrants	238,701
Addition of new derivative liabilities recognized as day one loss on derivatives from warrants	859,488
Gain on change in fair value of the derivative liabilities	(464,671)
Balance - November 30, 2017	$ 3,253,221